Submission	Jun. 12, 2025
Submission [Line Items]
Central Index Key	0001636639
Registrant Name	Fidelis Insurance Holdings Limited
Registration File Number	333-287332
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES